LONGTERM INVESTMENTS	9 Months Ended
Sep. 30, 2024
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments	Fair Value September 30,
	2023	Additions	exchange	for the period	2024
Talisker Resources Common Shares	$782	$-	$(7)	$155	$930
Silver Wolf Exploration Ltd. (“Silver Wolf”) Common Shares	71	426	(4)	(46)	447
Silver Wolf Exploration Ltd. Warrants	-	30	-	(3)	27
Endurance Gold Corp. Common Shares	81	-	(1)	(19)	61
Other	-	1	-	-	1
	$934	$457	$(12)	$87	$1,466

Silver Wolf

During the nine months ended September 30, 2024, the Company received 2,292,000 common shares as part of debt settlement from Silver Wolf for $335 (C$458). The Company further acquired, by way of participation in Silver Wolf’s Listed Issuer Financing Exemption private placement, 833,334 units at a purchase price of C$0.15 consisting of 833,334 common shares and 416,667 non-transferable common share purchase warrants at an exercise price of C$0.25 as for a total investment of $91 (C$125). The share purchase warrants were recorded at a fair value. Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.